Schedule Of Aggregate Percentage Revenue and Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	35.00%	51.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	17.00%	0.00%
Revenue from Contract with Customer Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	52.00%	51.00%
Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	37.00%	0.00%
Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	17.00%	33.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	67.00%	96.00%
Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	7.00%	36.00%
Accounts Receivable [Member] | Customer Four [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	6.00%	27.00%